Subsequent Event (Details Narrative) - IPO [Member]	Jan. 16, 2024 $ / shares shares	Jan. 16, 2024 $ / shares	Jan. 11, 2024 $ / shares	Dec. 01, 2023 $ / shares
Subsequent Event [Line Items]
Share price | $ / shares				$ 5.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock repurchased | shares	62,500
Share price | (per share)	$ 5.00	$ 5.00	$ 5.00